Operating revenue	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Operating revenue
5	Operating revenue
The Group is principally engaged in the operation of civil aviation, including the provision of passenger, cargo, mail delivery, and other extended transportation services.

(i)	Disaggregation of revenue
Disaggregation of revenue from contracts with customers by major services lines is as follow:

		2019	2018	2017
	Note	RMB million	RMB million	RMB million
				(Note)
Revenue from contracts with customers within the scope of IFRS 15:
Disaggregated by service lines
-Traffic revenue
– Passenger		138,502	128,038	112,791
– Cargo and mail		9,615	10,026	9,082
-Commission income		2,952	2,619	2,781
-Hotel and tour operation income		712	676	547
-General aviation income		564	476	467
-Ground services income		409	429	429
-Expired sales in advance of carriage		—	—	396
-Air catering income		353	391	335
-Cargo handling income		359	254	241
-Others		654	536	553

		154,120	143,445	127,622
Revenue from other sources:
-Rental income	19(f)	202	178	184

		154,322	143,623	127,806

Note: The Group has initially applied IFRS 15 at January 1, 2018, using the cumulative effect method. Under this method, the comparative information is not restated (see Note 2(b)).
Disaggregation of revenue from contracts with customers by the timing of revenue recognition and by geographic markets is disclosed in Notes 6(a) and 6(b) respectively.

(ii)	Revenue expected to be recognized in the future arising from contracts with customers in existence at the reporting date.
As at December 31, 2019, the aggregated amount of the transaction price allocated to the remaining performance obligation, which is the unredeemed credits under the frequent flyer award programs, amounted to RMB3,331 million (December 31, 2018: RMB3,711 million) (Note 40). This amount represents revenue expected to be recognized in the future when the customers take possession of the goods or services redeemed.